Loans (Loan Balances by Internal Credit Quality Indicator) (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 332,450,000	$ 305,620,000
Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	193,378,000	181,612,000
Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	80,794,000	63,860,000
Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,156,000	3,731,000
Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,034,000	2,014,000
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	5,522,000	6,048,000
Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,808,000	25,559,000
Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,070,000	4,008,000
Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	21,688,000	18,788,000
Performing [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	320,014,000	293,346,000
Performing [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	188,446,000	176,615,000
Performing [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	77,761,000	59,633,000
Performing [Member] | Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,156,000	3,718,000
Performing [Member] | Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	669,000	1,789,000
Performing [Member] | Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,185,000	5,036,000
Performing [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	22,708,000	25,446,000
Performing [Member] | Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,044,000	3,960,000
Performing [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	20,045,000	17,149,000
Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	40,000	3,144,000
Watch [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		1,782,000
Watch [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		1,017,000
Watch [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		64,000
Watch [Member] | Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,000	7,000
Watch [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	39,000	274,000
Special Mention [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,977,000	1,811,000
Special Mention [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	557,000	95,000
Special Mention [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	588,000	602,000
Special Mention [Member] | Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	290,000
Special Mention [Member] | Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	780,000	434,000
Special Mention [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	762,000	680,000
Substandard [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	9,419,000	7,319,000
Substandard [Member] | Residential mortgage portfolio [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	4,375,000	3,120,000
Substandard [Member] | Nonresidential mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	2,445,000	2,608,000
Substandard [Member] | Residential construction & land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount		13,000
Substandard [Member] | Commercial construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	1,075,000	225,000
Substandard [Member] | Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	557,000	578,000
Substandard [Member] | Home Equity Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	100,000	49,000
Substandard [Member] | Consumer installment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	25,000	41,000
Substandard [Member] | Commercial loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	842,000	685,000
Doubtful [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	0	0
Loss [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount	$ 0	$ 0